Property, plant and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 10,454	¥ 72,086	¥ 116,515